DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets - Prior to offsetting of balances within same taxing jurisdiction [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
The Group [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		£ 4,738	£ 5,206
(Charge) credit to the income statement		(218)	(233)
(Charge) credit to other comprehensive income		190	(230)
Impact of acquisitions and disposals			(5)
Deferred Tax Assets, Ending Balance		4,710	4,738
Deferred Tax Liabilities, Beginning Balance		(1,516)	(1,800)
(Charge) credit to the income statement		166	(2)
(Charge) credit to other comprehensive income		8	249
Impact of acquisitions and disposals			34
Exchange and other adjustments		(2)	3
Deferred Tax Liabilities, Ending Balance		(1,344)	(1,516)
The Group [member] | Tax Losses [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		3,783	4,011
(Charge) credit to the income statement		(183)	(228)
Deferred Tax Assets, Ending Balance		3,600	3,783
The Group [member] | Property, plant and equipment [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		646	715
(Charge) credit to the income statement		3	(69)
Deferred Tax Assets, Ending Balance		649	646
The Group [member] | Pension defined benefit plans [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		79	79
(Charge) credit to the income statement		(100)	92
(Charge) credit to other comprehensive income		74	(92)
Deferred Tax Assets, Ending Balance		53	79
The Group [member] | Other provisions [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		196	355
(Charge) credit to the income statement		(87)	(21)
(Charge) credit to other comprehensive income		116	(138)
Deferred Tax Assets, Ending Balance		225	196
The Group [member] | Share-based payment arrangements [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		28	35
(Charge) credit to the income statement		4	(2)
Impact of acquisitions and disposals			(5)
Deferred Tax Assets, Ending Balance		32	28
The Group [member] | Other temporary differences [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		6	11
(Charge) credit to the income statement		126	(5)
Deferred Tax Assets, Ending Balance		132	6
Deferred Tax Liabilities, Beginning Balance		(56)	(94)
(Charge) credit to the income statement		(53)	1
Impact of acquisitions and disposals			34
Exchange and other adjustments		(2)	3
Deferred Tax Liabilities, Ending Balance		(111)	(56)
The Group [member] | Derivatives [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
(Charge) credit to the income statement		19
Deferred Tax Assets, Ending Balance		19
Deferred Tax Liabilities, Beginning Balance		(388)	(492)
(Charge) credit to the income statement		(34)	(33)
(Charge) credit to other comprehensive income		(140)	137
Deferred Tax Liabilities, Ending Balance		(562)	(388)
The Group [member] | Acquisition Fair Value [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities, Beginning Balance		(698)	(832)
(Charge) credit to the income statement		215	134
Deferred Tax Liabilities, Ending Balance		(483)	(698)
The Group [member] | Pension Assets [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities, Beginning Balance		(273)	(181)
(Charge) credit to the income statement		59	(67)
(Charge) credit to other comprehensive income		64	(25)
Deferred Tax Liabilities, Ending Balance		(150)	(273)
The Group [member] | Revaluation of Assets [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities, Beginning Balance	[1]	(101)	(201)
(Charge) credit to the income statement	[1]	(21)	(37)
(Charge) credit to other comprehensive income	[1]	84	137
Impact of acquisitions and disposals	[1]
Exchange and other adjustments	[1]
Deferred Tax Liabilities, Ending Balance	[1]	(38)	(101)
The Bank [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		2,732	3,105
(Charge) credit to the income statement		(193)	(165)
(Charge) credit to other comprehensive income		176	(208)
Deferred Tax Assets, Ending Balance		2,715	2,732
Deferred Tax Liabilities, Beginning Balance		(748)	(959)
(Charge) credit to the income statement		57	(27)
(Charge) credit to other comprehensive income			245
Exchange and other adjustments		5	(7)
Deferred Tax Liabilities, Ending Balance		(686)	(748)
The Bank [member] | Tax Losses [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		2,284	2,433
(Charge) credit to the income statement		(86)	(149)
Deferred Tax Assets, Ending Balance		2,198	2,284
The Bank [member] | Property, plant and equipment [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		344	404
(Charge) credit to the income statement		(20)	(60)
Deferred Tax Assets, Ending Balance		324	344
The Bank [member] | Pension defined benefit plans [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		30	40
(Charge) credit to the income statement		(57)	60
(Charge) credit to other comprehensive income		60	(70)
Deferred Tax Assets, Ending Balance		33	30
The Bank [member] | Other provisions [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		53	198
(Charge) credit to the income statement		(41)	(7)
(Charge) credit to other comprehensive income		116	(138)
Deferred Tax Assets, Ending Balance		128	53
The Bank [member] | Share-based payment arrangements [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		20	25
(Charge) credit to the income statement		(1)	(5)
Deferred Tax Assets, Ending Balance		19	20
The Bank [member] | Other temporary differences [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets, Beginning Balance		1	5
(Charge) credit to the income statement		12	(4)
Deferred Tax Assets, Ending Balance		13	1
Deferred Tax Liabilities, Beginning Balance		(38)	(63)
(Charge) credit to the income statement		17	32
(Charge) credit to other comprehensive income		(1)
Exchange and other adjustments		5	(7)
Deferred Tax Liabilities, Ending Balance		(17)	(38)
The Bank [member] | Derivatives [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities, Beginning Balance		(431)	(518)
(Charge) credit to other comprehensive income		(105)	87
Deferred Tax Liabilities, Ending Balance		(536)	(431)
The Bank [member] | Pension Assets [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities, Beginning Balance		(176)	(175)
(Charge) credit to the income statement		59	(45)
(Charge) credit to other comprehensive income		20	44
Deferred Tax Liabilities, Ending Balance		(97)	(176)
The Bank [member] | Revaluation of Assets [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities, Beginning Balance	[1]	(103)	(203)
(Charge) credit to the income statement	[1]	(19)	(14)
(Charge) credit to other comprehensive income	[1]	86	114
Exchange and other adjustments	[1]
Deferred Tax Liabilities, Ending Balance	[1]	£ (36)	£ (103)

[1]	Financial assets at fair value through other comprehensive income.